UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (57,435)	$ (16,988)	$ (56,093)	$ (8,409)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	1,826	250	684	287
Amortization of intangible assets	2,096	0
Stock-based compensation expense	22,709	4,942	17,895	3,295
Bad debt allowance	7	(8)	19	0
Inventory allowance	378	8	(26)	0
Loss on disposal of property and equipment	280	0
Change in fair value—Convertible Notes	0	2,984	5,067	0
Change in fair value—Warrant	0	3	10	0
Gain on Convertible Notes			(240)	0
Loss on debt extinguishment			939	0
Amortization of debt issuance costs	1,858	429	782	0
Interest expense on Convertible Notes			1,364	0
Changes in operating assets and liabilities:
Accounts receivable	(92)	(28)	(120)	(11)
Inventory	714	(3,294)	(652)	(243)
Prepaid expenses and other current assets	2,324	11	(3,384)	1
Other assets	2,318	881	(966)	(51)
Accounts payable	5	0	1,737	29
Operating lease liabilities	(4,545)	3,266
Accrued liabilities			14,795	1,095
Other long-term liabilities			10	0
Accounts receivable - related party	618	(176)	313	(322)
Warrant liabilities			(1,425)	0
Accrued liabilities - related party			(817)	491
Net cash used in operating activities	(26,939)	(7,720)	(20,108)	(3,838)
Investing Activities:
Purchases of property and equipment	(25,467)	(8,087)	(29,666)	(3,422)
Asset acquisition	(25,813)
Business combination, net of cash acquired	(91,393)
Net cash used in investing activities	(142,673)	(8,087)	(29,666)	(3,422)
Cash flows from financing activities
Proceeds from recapitalization, net of issuance costs $30,422			137,532	0
Proceeds from issuance of Convertible Notes, net	0	26,000	26,000	0
Proceeds from financing obligations	282	3,210	3,854	7,675
Proceeds from issuance of debt	111,881	10,500	26,793	453
Cash distribution to Legacy Local Bounti shareholders			(27,320)	0
Payment of debt issuance costs	(2,342)	(150)	(5,399)	0
Repayment of debt	0	(654)	(10,654)	(2,880)
Redemption of common stock			0	(80)
Net cash provided by financing activities	109,821	38,906	150,806	5,168
Net (decrease) increase in cash and cash equivalents and restricted cash	(59,791)	23,099	101,032	(2,092)
Cash and cash equivalents and restricted cash and cash equivalents at beginning of period	101,077	45	45	2,137
Cash and cash equivalents and restricted cash and cash equivalents at end of period	41,286	23,144	101,077	45
Supplemental disclosures of cash flow information
Cash paid for interest			2,981	49
Reconciliation of cash, cash equivalents, and restricted cash to the Condensed Consolidated Balance Sheets
Cash and cash equivalents	22,703	23,144	96,661	45
Restricted cash and cash equivalents	18,583	0	4,416	0
Total cash and cash equivalents and restricted cash and cash equivalents as shown in the Unaudited Condensed Consolidated Statements of Cash Flows	41,286	23,144	101,077	45
Non-cash investing and financing activities:
Right-of-use asset obtained in exchange for operating lease liability	388	0
Reduction of right of use asset and associated lease liability due to lease cancellation	(203)	0
Purchases of property and equipment included in accounts payable and accrued liabilities	(10,039)	0	12,441	1,541
Stock-based compensation capitalized to property and equipment, net	116	0
Non-cash financing obligation activity	840	0
Non-cash redemption of common stock			0	11
Non-cash proceeds from issuance of Convertible Notes for services provided	0	50	50	0
Non-cash proceeds from issuance of Share Settlement Note			$ 0	$ 80
Issuance of common stock related to modification of line of credit	$ 17,416	$ 0